Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Grants of Options and Similar Awards

We do not currently grant options or awards with option-like features. In the event we determine to grant new options or awards with option-like features, our Compensation Committee will evaluate the appropriate steps to take in relation to the timing of grants of such awards and the disclosure of material nonpublic information.  Specifically, options and awards with option-like features would be granted at regularly scheduled compensation committee meetings, the dates of which will be set during the prior year to assure that the timing of meetings and awards is unrelated to the release of material nonpublic information.

Award Timing Method	options and awards with option-like features would be granted at regularly scheduled compensation committee meetings, the dates of which will be set during the prior year to assure that the timing of meetings and awards is unrelated to the release of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false